Organization and Principal Activities (Tables)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Major Subsidiaries, Consolidated VIEs and VIE's Subsidiaries

As of March 31, 2026, the Company’s major subsidiaries, the consolidated VIEs and VIE’s subsidiary are as follows:

	Equity interest held	Place and date of incorporation

Subsidiaries:
MOGU Group Limited	100%	Hong Kong, China June 23, 2011
Hangzhou Shiqu	100%	Hangzhou, China November 16, 2011
Meilishuo (Beijing) Network Technology Co., Ltd.	100%	Beijing, China November 23, 2010

		Place and date of incorporation
Consolidated VIEs:
Hangzhou Juangua		Hangzhou, China April 13, 2010
Beijing Meilishikong Network and Technology Co., Ltd.		Beijing, China July 6, 2010

		Place and date of incorporation
VIE's subsidiary
Shanghai Shiqu Commercial Factoring Co., Ltd.		Shanghai, China, October 2015

Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents and restricted cash of the consolidated VIEs and their subsidiaries taken as a whole, which are included in the Group’s consolidated financial statements, with intercompany transactions eliminated:

	As of March 31,
	2025	2026
	RMB	RMB
Cash and cash equivalents	45,486	37,220
Restricted cash	511	511
Short-term investments	231,247	58,633
Inventories	10	20
Loan receivables, net	31,108	19,913
Prepayments, receivables and other current assets	17,770	5,900
Amounts due from non-VIE subsidiaries of the Company(1)	71,849	164,004
Amounts due from related parties	502	—
Property and equipment, net	239,855	236,180
Intangible assets, net	119	74
Right-of-use assets	—	455
Investments	39,625	53,376
Other non-current assets	39,448	39,452
Total assets	717,530	615,738

	As of March 31,
	2025	2026
	RMB	RMB
Amounts due to non-VIE subsidiaries of the Company(2)	1,449,088	1,318,994
Accounts payable	356	659
Salaries and welfare payable	3,013	3,944
Advances from customers	56	56
Taxes payable	2,551	8,096
Amounts due to related parties	1,581	1,414
Current portion of lease liabilities	—	177
Accruals and other current liabilities	242,575	232,361
Non-current lease liabilities	—	239
Total liabilities	1,699,220	1,565,940
Total shareholders’ deficit	(981,690)	(950,202)

Note 1: The amount due from non-VIE subsidiaries of the Company as of March 31, 2025 and 2026 mainly represent the receivables of the VIEs due from the Company’s wholly-owned subsidiaries for treasury management purposes and service charges.

Note 2: The amount due to non-VIE subsidiaries of the Company as of March 31, 2025 and 2026 mainly represent the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Third-party revenues	40,617	49,515	36,621
Inter-company revenues	13,145	14,528	16,026
Third-party costs and expenses	(92,427)	(101,272)	(63,622)
Inter-company costs and expenses(3)	(10,954)	(7,473)	(6,785)
Third-party other operating income	2,879	2,056	1,054
Inter-company other operating income(4)	5,500	72,600	—
Income from non-operating activities	5,952	32,902	83,333
(Loss)/income before income tax benefit/(expenses)	(35,288)	62,856	66,627
Add: Income tax benefit/(expenses)	1,720	(772)	(5,715)
Net (loss)/income	(33,568)	62,084	60,912

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Inter-company payment for service charges(5)	(7,625)	(6,068)	—
Other operating activities with non-VIE subsidiaries(6)	41,036	29,826	(213,010)
Operating activities with external parties	(15,636)	19,211	853
Net cash provided by/(used in) operating activities	17,775	42,969	(212,157)
Net cash (used in)/provided by investing activities	(108,068)	(166,522)	203,891
Net decrease in cash and cash equivalents and restricted cash	(90,293)	(123,553)	(8,266)

Note 3: Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive (Loss)/Income.

Note 4: Inter-company other operating income represents the write-off of the amounts among the Group’s non-VIE subsidiaries and the VIEs, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive (Loss)/Income.

Note 5: Inter-company payments for service charges represent the cash paid by the VIEs to the Group’s relevant PRC subsidiaries for technical and consulting services charges in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

Note 6: Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purposes and service fees charged by the VIEs to the Group’s non-VIE subsidiaries, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.